AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

07073961

RECD S.E.C.
OCT 1 8 2007
1086

October 18, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

CERTAMX 001-33746

Dear Ms. Peters:

This is to certify that on October 16, 2007 the American Stock Exchange LLC (the "Exchange") received from TM Entertainment and Media, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Units, each consisting of one share of
Common Stock and one Warrant

Common Stock, par value $0.001 per share

Warrants, exercisable for one share of
Common Stock

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

PROCESSED
OCT 19 2007
THOMSON
FINANCIAL

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

END